Share-based payments - Key assumptions of the restricted share units (Details) - Restricted Share Units Scheme - Monte carlo method	Sep. 10, 2019
Disclosure of terms and conditions of share-based payment arrangement
Discount rate	15.00%
Risk-free interest rate	2.90%
Volatility	43.90%
Dividend yield	0.00%